Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF (the “Fund”)

Supplement dated May 18, 2020 to the Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Fund’s after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.     In the “Performance” section of the Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

For the period ended December 31, 2018

	1 Year	5 Year	Since Inception (11/6/12)
Return Before Taxes	-1.12%	1.45%	2.14%
Return After Taxes on Distributions	-3.00%	-0.46%	0.15%
Return After Taxes on Distributions and Redemptions	-0.64%	0.26%	0.75%
Markit iBoxx USD Liquid Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	-0.60%	1.72%	2.32%

Highland/iBoxx Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF (the “Fund”)

Supplement dated May 18, 2020 to the Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Fund’s after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.     In the “Performance” section of the Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

For the period ended December 31, 2018

	1 Year	5 Year	Since Inception (11/6/12)
Return Before Taxes	-1.12%	1.45%	2.14%
Return After Taxes on Distributions	-3.00%	-0.46%	0.15%
Return After Taxes on Distributions and Redemptions	-0.64%	0.26%	0.75%
Markit iBoxx USD Liquid Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	-0.60%	1.72%	2.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2018
Highland/iBoxx Senior Loan ETF | Highland/iBoxx Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.12%)
5 Year	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2012
Highland/iBoxx Senior Loan ETF | Return After Taxes on Distributions | Highland/iBoxx Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Year	rr_AverageAnnualReturnYear05	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2012
Highland/iBoxx Senior Loan ETF | Return After Taxes on Distributions and Redemptions | Highland/iBoxx Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Year	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2012
Highland/iBoxx Senior Loan ETF | Markit iBoxx USD Liquid Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.60%)
5 Year	rr_AverageAnnualReturnYear05	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2012